CONSOLIDATED STATEMENTS OF LOSS (PROFIT) AND OTHER COMPREHENSIVE LOSS (PROFIT) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 5,631,519	$ 5,624,334
Office and administrative	1,639,127	1,965,818
Professional fees	4,037,273	3,572,164
Travel	279,259	1,142,668
Depreciation	2,281,419	2,383,177
Impairment of exploration and evaluation assets	0	14,354
Share-based payments	9,748,199	10,867,167
Finance income	(410,498)	(1,815,590)
Mark to market loss (gain) on convertible debentures	76,492,786	(21,821,831)
Interest expense	13,371,117	11,822,910
Interest on lease liabilities	253,978	206,986
Foreign exchange loss	462,359	1,653,616
Other losses	1,264	0
Loss from operations	113,787,802	15,615,773
Deferred income tax expense	702,327	932,283
Loss for the year	114,490,129	16,548,056
Items that will not reclassify subsequently to profit or loss
Change in fair value of convertible debentures attributable to the change in credit risk	2,888,050	3,212,139
Deferred income tax recovery	(760,205)	(867,238)
Other comprehensive loss	2,127,845	2,344,901
Total comprehensive loss for the year	116,617,974	18,892,957
Loss attributable to:
Shareholders of NexGen Energy Ltd.	109,828,218	15,531,911
Non-controlling interests in IsoEnergy Ltd.	4,661,911	1,016,145
Loss for the year	114,490,129	16,548,056
Total comprehensive loss attributable to:
Shareholders of NexGen Energy Ltd.	111,920,611	17,876,812
Non-controlling interests in IsoEnergy Ltd.	4,697,363	1,016,145
Total comprehensive loss for the year	$ 116,617,974	$ 18,892,957
Loss per common share attributable to the Company's common shareholders
Basic loss per common share	$ 0.30	$ 0.04
Diluted loss per common share	$ 0.30	$ 0.06
Weighted average number of common shares outstanding
Basic	370,530,748	354,593,084
Diluted	370,530,748	402,676,421